DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Deposits Prepayments And Other Receivables Net
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables, net consist of the following:

	As of December 31,
	2023	2022

Consideration receivable	$1,625,779	$3,261,038
Deposits	18,067	17,984
Prepayments	3,941,488	1,212,011
Other receivables	773,010	123,558
Less: allowance for expected credit loss	-	(69,000)
	$6,358,344	$4,545,591

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2023	2022

Balance at beginning of	$(69,000)	$(2,000)
Provision	-	(67,000)
Written-off	69,000
Balance at end of	$-	$(69,000)